Document and Entity Information	12 Months Ended
Dec. 31, 2019
Cover page
Entity Registrant Name	BROADWAY FINANCIAL CORP \DE\
Entity Central Index Key	0001001171
Document Type	S-4/A
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false